Other disclosures - Credit Risk - Movement in gross exposure for loan commitment and financial guarantees (Details) - Gross exposure [member] £ in Millions	6 Months Ended
Jun. 30, 2020 GBP (£)
Home loans [member]
Loan commitments and financial guarantee contracts
Opening balance	£ 10,046
Net transfers between stages	0
Business activity in the year	136
Net drawdowns and repayments	(882)
Limit management	(133)
Ending balance	9,167
Credit cards, unsecured and other retail lending [member]
Loan commitments and financial guarantee contracts
Opening balance	132,247
Net transfers between stages	0
Business activity in the year	4,107
Net drawdowns and repayments	9,293
Limit management	(5,713)
Ending balance	139,934
Wholesale loans [member]
Loan commitments and financial guarantee contracts
Opening balance	198,967
Net transfers between stages	0
Business activity in the year	28,378
Net drawdowns and repayments	12,610
Limit management	(39,353)
Ending balance	200,602
Stage 1 [member] | Home loans [member]
Loan commitments and financial guarantee contracts
Opening balance	9,542
Net transfers between stages	(93)
Business activity in the year	136
Net drawdowns and repayments	(875)
Limit management	(117)
Ending balance	8,593
Stage 1 [member] | Credit cards, unsecured and other retail lending [member]
Loan commitments and financial guarantee contracts
Opening balance	125,759
Net transfers between stages	(4,914)
Business activity in the year	4,012
Net drawdowns and repayments	9,357
Limit management	(5,402)
Ending balance	128,812
Stage 1 [member] | Wholesale loans [member]
Loan commitments and financial guarantee contracts
Opening balance	185,839
Net transfers between stages	(38,868)
Business activity in the year	24,882
Net drawdowns and repayments	11,805
Limit management	(36,256)
Ending balance	147,402
Lifetime expected credit losses [member] | Stage 2 [member] | Home loans [member]
Loan commitments and financial guarantee contracts
Opening balance	500
Net transfers between stages	93
Business activity in the year	0
Net drawdowns and repayments	(6)
Limit management	(16)
Ending balance	571
Lifetime expected credit losses [member] | Stage 2 [member] | Credit cards, unsecured and other retail lending [member]
Loan commitments and financial guarantee contracts
Opening balance	6,238
Net transfers between stages	4,613
Business activity in the year	94
Net drawdowns and repayments	248
Limit management	(277)
Ending balance	10,916
Lifetime expected credit losses [member] | Stage 2 [member] | Wholesale loans [member]
Loan commitments and financial guarantee contracts
Opening balance	12,447
Net transfers between stages	37,836
Business activity in the year	3,389
Net drawdowns and repayments	1,026
Limit management	(2,858)
Ending balance	51,840
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Home loans [member]
Loan commitments and financial guarantee contracts
Opening balance	4
Net transfers between stages	0
Business activity in the year	0
Net drawdowns and repayments	(1)
Limit management	0
Ending balance	3
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Credit cards, unsecured and other retail lending [member]
Loan commitments and financial guarantee contracts
Opening balance	250
Net transfers between stages	301
Business activity in the year	1
Net drawdowns and repayments	(312)
Limit management	(34)
Ending balance	206
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Wholesale loans [member]
Loan commitments and financial guarantee contracts
Opening balance	681
Net transfers between stages	1,032
Business activity in the year	107
Net drawdowns and repayments	(221)
Limit management	(239)
Ending balance	£ 1,360